Loan impairment provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loan impairment provisions
Financial Assets	£ 781,992	£ 799,491
ECL provisions	£ 3,806	£ 6,186
Expected Credit Loss, Provision Coverage	1.03%	1.66%
ECL (release)/charge	£ (1,278)	£ 3,131
Amounts written off	876	937
Individual
Loan impairment provisions
Amounts written off	455	191
Collective
Loan impairment provisions
Amounts written off	421	746
Contingent liabilities [member]
Loan impairment provisions
ECL (release)/charge	34,000	28,000
Financial assets (Other)
Loan impairment provisions
Financial Assets	46,145	55,148
ECL (release)/charge	3	12
FVOCI
Loan impairment provisions
Financial Assets	37,266	44,902
ECL provisions	5	6
FVOCI | Financial assets (Other)
Loan impairment provisions
Financial Assets	37,266	44,902
ECL (release)/charge	2	2
Amortised cost
Loan impairment provisions
Financial Assets	555,132	504,091
Amortised cost | Financial assets (Other)
Loan impairment provisions
Financial Assets	8,562	9,806
Loans and advances
Loan impairment provisions
Financial Assets	369,827	372,399
Cash at central banks | Financial assets (Other)
Loan impairment provisions
Financial Assets	176,300	122,800
Debt securities | Financial assets (Other)
Loan impairment provisions
Financial Assets	44,900	53,800
Business loans
Loan impairment provisions
ECL provisions	3,806	6,186
Stage 1
Loan impairment provisions
ECL provisions	£ 302	£ 519
Expected Credit Loss, Provision Coverage	0.09%	0.18%
ECL (release)/charge	£ (1,377)	£ (89)
Stage 1 | Loans and advances | Amortised cost
Loan impairment provisions
Financial Assets	330,824	287,124
Stage 2
Loan impairment provisions
ECL provisions	£ 1,478	£ 3,081
Expected Credit Loss, Provision Coverage	4.35%	3.90%
ECL (release)/charge	£ (187)	£ 2,601
Stage 2 | Loans and advances | Amortised cost
Loan impairment provisions
Financial Assets	33,981	78,917
Stage 3
Loan impairment provisions
ECL provisions	£ 2,026	£ 2,586
Expected Credit Loss, Provision Coverage	40.34%	40.67%
ECL (release)/charge	£ 286	£ 619
Stage 3 | Individual
Loan impairment provisions
ECL provisions	363	831
ECL (release)/charge	20	194
Stage 3 | Collective
Loan impairment provisions
ECL provisions	1,663	1,755
ECL (release)/charge	266	425
Stage 3 | Loans and advances | Amortised cost
Loan impairment provisions
Financial Assets	5,022	6,358
Stage 3 | Loans and advances | Amortised cost | Individual
Loan impairment provisions
Financial Assets	1,215	2,292
Stage 3 | Loans and advances | Amortised cost | Collective
Loan impairment provisions
Financial Assets	£ 3,807	£ 4,066